Commitment and Contingencies - Additional Information (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Line Items
Long-term liability for remediation and reclamation obligations	$ 1.9	$ 1.6
Term Of Payments On Environmental Obligations In Years	5 years
Committed capital	55.9
Term of instrument or obligation	1 year
Rent expense associated with office and equipment leases	3.0	4.1	7.7
Anadarko [Member]
Commitments and Contingencies Line Items
Purchase of previously leased compression equipment			$ 44.5
Chipeta Processing LLC
Commitments and Contingencies Line Items
Percentage included	100.00%
Ownership interest	75.00%